INCOME TAXES (Tables) - ATI Modular Technology Corp	12 Months Ended
Jun. 30, 2016
Deferred Tax Assets
	June 30, 2016	June 30, 2015

Deferred tax assets:
Net operating losses	$1,256	$1,312

Total deferred tax assets	1,256	1,312
Less: valuation allowance	(1,256)	(1,312)
Deferred tax assets, net	$-	$-

Effective Income Tax Rate
	For the year		For the year
	ended		ended
	June 30, 2016		June 30, 2015

Statutory U.S. tax rate	34.00%		34.00%
Less: valuation allowance	(34.00%	)	(34.00%	)
Effective income tax rate	0%		0%